LOANS (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012
Allowance for Loan and Lease Losses, Beginning balance	$ 875	$ 764
Allowance for Loan and Lease Losses, Provision for loan losses	662	139
Allowance for Loan and Lease Losses, Loans charged off	(227)	(28)
Allowance for Loan and Lease Losses, Recoveries	2	0
Allowance for Loan and Lease Losses, Ending balance	1,310	875
Loans On Deposits [Member]
Allowance for Loan and Lease Losses, Beginning balance	7	8
Allowance for Loan and Lease Losses, Provision for loan losses	5	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	12	7
Home Equity Line of Credit [Member]
Allowance for Loan and Lease Losses, Beginning balance	16
Allowance for Loan and Lease Losses, Provision for loan losses	9
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	25
Automobile Loan [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	0
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	0
Unsecured Loans [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	4
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	2
Allowance for Loan and Lease Losses, Ending balance	6
Unallocated Loans [Member]
Allowance for Loan and Lease Losses, Beginning balance	200	200
Allowance for Loan and Lease Losses, Provision for loan losses	0	0
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	200	200
Consumer and Other Loan [Member]
Allowance for Loan and Lease Losses, Beginning balance		14
Allowance for Loan and Lease Losses, Provision for loan losses		26
Allowance for Loan and Lease Losses, Loans charged off		(24)
Allowance for Loan and Lease Losses, Recoveries		0
Allowance for Loan and Lease Losses, Ending balance		16
Residential Real Estate One To Four Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	565	490
Allowance for Loan and Lease Losses, Provision for loan losses	535	79
Allowance for Loan and Lease Losses, Loans charged off	(229)	(4)
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	871	565
Residential Real Estate Multi Family [Member]
Allowance for Loan and Lease Losses, Beginning balance	49	11
Allowance for Loan and Lease Losses, Provision for loan losses	14	38
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	63	49
Residential Real Estate Construction [Member]
Allowance for Loan and Lease Losses, Beginning balance	3	5
Allowance for Loan and Lease Losses, Provision for loan losses	5	(2)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	8	3
Land [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	12
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	12
Farm [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	6
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	6
Nonresidential Real Estate And Land [Member]
Allowance for Loan and Lease Losses, Beginning balance	35	36
Allowance for Loan and Lease Losses, Provision for loan losses	59	(1)
Allowance for Loan and Lease Losses, Loans charged off	0	0
Allowance for Loan and Lease Losses, Recoveries	0	0
Allowance for Loan and Lease Losses, Ending balance	94	35
Commercial and industrial [Member]
Allowance for Loan and Lease Losses, Beginning balance	0
Allowance for Loan and Lease Losses, Provision for loan losses	13
Allowance for Loan and Lease Losses, Loans charged off	0
Allowance for Loan and Lease Losses, Recoveries	0
Allowance for Loan and Lease Losses, Ending balance	$ 13